Consolidated Balance Sheets (USD $)	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2012
Current Assets
Cash	$ 46,865	$ 56,563	$ 4,417
Amounts receivable		340
Prepaid expenses and deposits	1,000	4,500
Total Current Assets	47,865	61,403	4,417
Mineral property costs	26,374	26,374
Total Assets	74,239	87,777	4,417
Current Liabilities
Accounts payable	4,000
Due to related parties	328,166	308,666	246,666
Total Liabilities	332,166	308,666	246,666
Nature of operations and continuance of business
Commitments
Subsequent events
Stockholders' Deficit
Common stock, 100,000,000 shares authorized, $0.001 par value 12,825,000, 12,825,000 and 8,000,000 share issued and outstanding, respectively	12,825	12,825	8,000
Additional paid in capital	477,675	477,675
Deferred compensation	(272,785)	(318,791)
Deficit accumulated during the exploration stage	(475,642)	(392,598)	(250,249)
Total Stockholders' Deficit	(257,927)	(220,889)	(242,249)
Total Liabilities and Stockholders' Deficit	$ 74,239	$ 87,777	$ 4,417